Related Party Transactions (Details) - USD ($)		1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 10, 2021	Jun. 30, 2021	Jun. 16, 2021	Jun. 15, 2021	Dec. 31, 2021	Dec. 31, 2022
Related Party Transactions (Details) [Line Items]
Founder shares and sponsor shares, description	the Sponsor received 7,187,500 Class B Units of Opco for no consideration and purchased 7,187,600 of the Company’s Class B ordinary shares, par value $0.0001, 2,500 of the Company’s Class A ordinary shares and 100 Class A Units of Opco for aggregate consideration of $26,000. Of the aggregate consideration, Opco received $1,000 for the Class A Units and the Company received $25,000 for the Class A ordinary shares and the Class B ordinary shares. The Company then subscribed for 2,500 Class A Units of Opco for $25,000.	the Sponsor forfeited 90,000 Class B Units of Opco, and 30,000 Class B Units of Opco were issued to each of the Company’s independent director nominees. The Sponsor transferred a corresponding number of shares of the Company’s Class B ordinary shares to the Company’s independent director nominees. In June 2021, the Company effected a dividend, and Opco effected a distribution, resulting in an aggregate of 8,625,000 Class B ordinary shares and 8,624,900 Class B Units of Opco outstanding, of which the Sponsor owned 8,535,000 of the Company’s Class B ordinary shares and 8,534,900 Class B Units of Opco.
Sponsor shares, description						The Company refers to the 8,624,900 Class B ordinary shares and corresponding number of Class B Units of Opco (or the Class A Units of Opco into which such Class B Units will convert) collectively as the “Founder Shares”. The Founder Shares consist of Class B Units of Opco (and any Class A Units of Opco into which such Class B Units are converted) and a corresponding number of Class B ordinary shares, which together will be exchangeable for shares of the Company’s Class A ordinary shares after the time of the initial Business Combination on a one-for-one basis, subject to adjustment as provided herein. The Company refers to the 2,500 Class A ordinary shares and the 100 Class A Units of Opco and a corresponding number of shares of the Company’s non-economic Class B ordinary shares (which together will be exchangeable into Class A ordinary shares after the initial Business Combination on a one-for-one basis) collectively as the “Sponsor Shares”.
Outstanding shares percentage						20.00%
Price per share (in Dollars per share)						$ 10
Loan borrowed			$ 167,000
Working capital loans						$ 1,500,000
Price per warrant (in Dollars per share)						$ 1
Per month for office space, secretarial and administrative services				$ 10,000
Incurred fees					$ 65,000	$ 120,000
Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Forfeited shares (in Shares)			1,127,500		1,127,500
Issued and outstanding, percentage					20.00%
Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 1
Shares issued (in Shares)						10,900,000
Proceeds from warrant						$ 10,900,000
Class A Ordinary Shares [Member]
Related Party Transactions (Details) [Line Items]
Share price (in Dollars per share)						$ 12
Price per share (in Dollars per share)						12
Ordinary shares par value (in Dollars per share)					$ 0.0001	0.0001
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Ordinary shares par value (in Dollars per share)						$ 11.5
IPO [Member]
Related Party Transactions (Details) [Line Items]
Related party loans	$ 300,000